Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash in banks	$ 72,074	$ 1,313,710
Time deposits	59,049	103,678
Cash and cash equivalents	$ 131,123	$ 1,417,388	$ 326,635	$ 383,953